CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in acquisition	¥ 0	¥ 9,307	¥ 23,871
Cash disposed in divestiture	¥ 0	¥ 1,307,982	¥ 306,555